INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Tables
Components of the net deferred tax assets

The principal components of the net deferred tax assets are as follows:

	Year Ended
	December 31,
	2013	2012

Deferred tax assets:
Net operating loss carryforwards	$8,581,000	$8,840,000
Options and warrants not yet deducted, for tax purposes	1,149,000	420,000
	9,730,000	9,250,000

Valuation allowance	(4,071,000)	(3,066,000)

Net deferred tax assets	$5,659,000	$6,194,000

Reconciliation between taxes

The reconciliation between the taxes as shown and the amount that would be computed by applying the statutory federal income tax rate to the income before income taxes is as follows:

	Year Ended
	December 31,
	2013	2012

Income tax - statutory rate	34.0%	34.0%
State and local, net	1.0%	0.0%
Valuation allowance on deferred tax assets	0.0%	(12.0)%
	35.0%	22.0%